Stock Based Compensation	6 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

6. Stock Based Compensation

Equity Awards

In prior years, stock options were granted under the Company’s 2014 Incentive Stock Plan (“2014 Plan”). In April 2017, the Company and the Board of Directors approved the 2017 Equity Incentive Plan (“2017 Plan”). Under the 2017 Plan, stock options, stock appreciation rights, restricted stock awards and other stock-based awards may be granted to eligible employees. There are 1,750,000 common stock shares are available for grant under the 2017 Plan, of which 558,412 and 519,048 were awarded and outstanding as of September 30, 2019 and March 30, 2020 as restricted stock units and stock options. Stock options under the plan are granted with exercise prices equal to fair market value on the date of the grant. All option grants expire ten years after the date of the grant.

Equity awards to officers, employees, and consultants become exercisable on a vesting schedule established by management and approved by the Board of Directors at the time of grant, generally straight line over a four-year period. The Company treats equity awards with multiple vesting tranches as a single award for expense attribution purposes and recognizes compensation cost based on the vesting schedule over the requisite service period of the entire award.

The following table summarizes stock option activity for the years ended September 30, 2017, 2018 and 2019 and for the six months ended March 31, 2019 and 2020:

	Number of Options	Weighted- Average Exercise Price

Outstanding at September 30, 2016	3,495,504	$1.36
Granted	255,000	3.77
Forfeited	(214,960)	1.25
Exercised	(59,596)	0.74
Outstanding at September 30, 2017	3,475,948	1.55
Forfeited	(29,688)	1.28
Exercised	(532,891)	2.06
Outstanding at September 30, 2018	2,913,369	1.43
Forfeited	(154,700)	1.79
Outstanding at September 30, 2019, vested or expected to vest in future	2,758,669	1.41

Exercisable at September 30, 2019	2,659,006	1.33

	Number of Options	Weighted- Average Exercise Price

Outstanding at September 30, 2018	2,913,369	$1.43
Forfeited	(43,868)	1.73
Outstanding at March 31, 2019, vested or expected to vest in future (unaudited)	2,869,501	1.43

Exercisable at March 31, 2019 (unaudited)	2,705,218	1.29

	Number of Options	Weighted- Average Exercise Price

Outstanding at September 30, 2019	2,758,669	$1.41
Forfeited	(23,762)	2.98
Outstanding at March 31, 2020, vested or expected to vest in future	2,734,907	1.40

Exercisable at March 31, 2020	2,670,869	1.34

There were 59,596, 532,891 and nil stock options exercised with intrinsic values of $23, $574 and nil during the years ended September 30, 2017, 2018 and 2019, respectively.

There were no stock options exercised for the six months ended March 31, 2019 and 2020. The weighted-average remaining contractual term and the aggregate fair value of outstanding options as of September 30, 2019 was 5.1 years and $114,926.

The weighted-average remaining contractual term and the aggregate fair value of outstanding options as of September 30, 2018 was 6.3 years and $117,192.

The weighted-average remaining contractual term and the aggregate fair value of outstanding options as of September 30, 2017 was 7.4 years and $7,788.

The weighted-average remaining contractual term and the aggregate fair value of outstanding options as of March 31, 2020 was 4.6 years and $113,936.

The weighted-average remaining contractual term and the aggregate fair value of outstanding options as of March 31, 2019 was 5.4 years and $119,543.

The Company granted 357,986, 801,690 and nil restricted stock units during the years ended September 30, 2017, 2018 and 2019 respectively. The Company did not grant restricted stock awards for the six months ended March 31, 2019 and 2020. The awards contain service-based and performance-based conditions to vest in the underlying common stock. Most restricted stock units contain performance conditions that are satisfied only on consummation of an initial public offering.

The performance measures are not considered probable at September 30, 2017, 2018 or 2019 and March 31, 2019 and 2020. Accordingly, no compensation expense has been recorded for such awards for the years ended September 30, 2017, 2018 and 2019 and for the six months ended March 31, 2019 and 2020.

The following table summarizes restricted stock unit activity for the years ended September 30, 2017, 2018 and 2019 and for the six months ended March 31, 2019 and 2020:

	Number of RSU’s	Weighted- Average Grant-Date Fair Value

Outstanding at September 30, 2016	—	—
Granted	357,986	$4.18
Forfeited	(11,317)	4.18
Outstanding at September 30, 2017	346,669	4.18
Granted	801,690	41.66
Forfeited	(33,744)	4.18
Outstanding at September 30, 2018	1,114,615	32.44
Forfeited	(556,203)	38.23
Outstanding at September 30, 2019	558,412	24.04

	Number of RSU’s	Weighted- Average Grant-Date Fair Value

Outstanding at September 30, 2018	1,114,615	$32.44
Forfeited	(482,243)	38.91
Outstanding at March 31, 2019 (unaudited)	632,372	25.18

	Number of RSU’s	Weighted- Average Grant-Date Fair Value

Outstanding at September 30, 2019	558,412	$24.04
Forfeited	(39,364)	33.28
Outstanding at March 31, 2020	519,048	23.34

The fair values of restricted stock units are determined based on the market value of the shares on the date of grant.

As of September 30, 2017, 2018 and 2019, there was $885, $6,140 and $192 respectively, of total unrecognized stock-based compensation cost related to non-vested stock options and restricted stock unit awards. That cost is expected to be recognized over a weighted-average remaining vesting period of 2.9, 7.2 and 1.4 years, respectively.

As of March 31, 2019 and 2020, there was $307 and $123 respectively, of total unrecognized stock-based compensation cost related to non-vested stock options and restricted stock unit awards. That cost is expected to be recognized over a weighted-average remaining vesting period of 1.7, and 0.9 years, respectively.

The Company recognized noncash stock-based compensation expense of $536, $447 and $195 during the years ended September 30, 2017, 2018 and 2019, respectively. The Company recognized noncash stock-based compensation expense of $97 and $81 during the six months ended March 31, 2019 and 2020. As of September 30, 2017, 2018 and 2019, there were 114,701, 44,389 and 199,089 awards, respectively, in the 2014 Plan and 1,403,131, 204,436 and 1,191,588 awards, respectively, in the 2017 Plan that were available for grant. As of March 31, 2019 and 2020, there were 88,257 and 222,851 awards, respectively, in the 2014 Plan and 1,117,628 and 1,230,952 awards, respectively, in the 2017 Plan that were available for grant.

The Company issued 100,000 fully vested common shares during the year ended September 30, 2018 and recorded stock compensation expense of $4,166.